Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

Note 24 – Subsequent Events

Acquisitions and Other Transactions

Subsequent to quarter-end, the Company completed the following transactions:

●	On August 13, 2024, the Company acquired the Yanacocha Royalty, as described in Note 3 (a);
●	On August 9, 2024, the Company funded the EMX Term Loan, as described in Note 3 (d) and Note 6 (d);
●	On July 15, 2024, the Company acquired the Cascabel Stream, as described in Note 3 (b);
●	On July 17, 2024, the Company received full repayment of the SolGold Term Loan, as referenced in Note 3 (e) and Note 6 (b); and
●	On July 12, 2024, the Company acquired additional common shares of G Mining Ventures for a total cost of $25.0 million, as referenced in Note 3 (c) and Note 5.